DLA Piper US LLP
6225 Smith Avenue
Baltimore, Maryland 21209-3600
T 410.580.3000
F 410.580.3001
W www.dlapiper.com
Jason C. Harmon
jason.harmon@dlapiper.com
T 410.580.4170
July 16, 2007
VIA EDGAR, FACSIMILE (202) 772-9368 AND UPS NEXT DAY AIR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Edward M. Kelly, Senior Counsel

Re:	Stinger Systems, Inc.
Registration Statement on Form S-1
File No. 333-143200
Filed May 23, 2007
Ladies and Gentlemen:
     This letter is submitted on behalf of Stinger Systems, Inc. (the “Company”) in response to the comments that you provided on behalf of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) in the letter from Pamela A. Long dated July 13, 2007 to David J. Meador, Chief Financial Officer and Secretary of the Company. The responses to the Staff’s comments are set forth below, with each paragraph numbered to correspond to the numbered comments set forth in the letter. In response to the Staff’s comments, we are filing today via EDGAR an amendment to the Company’s registration statement on Form S-1. For your convenience, your comments have been reproduced in bold below, together with the responses. Capitalized terms used and not defined herein shall have the meanings given to such terms in the Company’s registration statement.
     In this letter, we respond on behalf of the Company to the comments of the Staff contained in your letter dated July 13, 2007 with respect to the above-referenced filing of the Company. The responses to the Staff’s comments are based upon information provided to us by or on behalf of the Company and certain other persons.
General
1.	Given the size relative to the number of shares outstanding held by non-affiliates and the nature of the offering, the transaction appears to be a primary offering. Because you are not eligible to conduct a primary offering on Form S-3, you are not eligible to conduct a primary at-the-market offering under Rule 415(a)(4) of

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July 16, 2007

Regulation C. If you disagree with our analysis, please provide us a detailed analysis demonstrating the company’s basis for determining that the transaction is appropriately characterized as a transaction that is eligible to be made under Rule 415(a)(l)(i).
     Response:
     The shares being registered represent: (i) 999,999 shares that were issued in January 2007 (the “2004 Warrant Shares”) upon the exercise of warrants originally issued in December 2004 (the “2004 Warrants”); (ii) 1,500,001 shares that are issuable upon the exercise of warrants issued in January 2007 (the “2007 Warrant Shares”); and (iii) 403,645 shares that were sold in three separate private placements in March and April 2007 (the “2007 Private Placement Shares”). The 2004 Warrants were issued in a private placement to Bonanza Master Fund, Ltd., Tonga Partners, L.P., The Cuttyhunk Fund Limited, and Anegada Master Fund, Ltd. (together, the “Warrant Holders”) in December 2004. On January 25, 2007, the Company and the Warrant Holders entered into an amendment and exercise agreement (the “Amendment and Exercise Agreement”) pursuant to which (i) the Company reduced the exercise price of the 2004 Warrants to $0.60 per share; (ii) the Warrant Holders exercised all of the 2004 Warrants at an exercise price of $0.60 per share and acquired 999,999 shares of the Company’s common stock; and (iii) the Company issued to the Warrant Holders the 2007 Warrants to purchase up to an aggregate of 1,500,001 shares of the Company’s common stock at a fixed exercise price of $2.00 per share. Upon exercise of the 2004 Warrants, the Company received proceeds of approximately $600,000 that was used for working capital to fund ongoing operations. The 2007 Private Placement Shares were issued in private placements to three individual investors (the “Individual Investors” and together with the Warrant Holders, the “Selling Stockholders”) that raised approximately $350,000 used for working capital. All of the shares being registered were issued or are issuable to the Selling Stockholders pursuant to the terms of private placement offerings made by the Company that were negotiated in arms’-length transactions.
     The Company respectfully submits that the transaction registered pursuant to the registration statement is appropriately characterized as a secondary offering that is eligible to be made on a shelf basis under Rule 415(a)(1)(i) based on guidance set forth in the Division of Corporation Finance Manual of Publicly Available Telephone Interpretations, Section D.29 (July 1997). Telephone Interp. D.29 states, in relevant part, as follows:
“The question of whether an offering styled a secondary one is really on behalf of the issuer is a difficult factual one, not merely a question of who receives the proceeds. Consideration should be given to how long the selling shareholders have held the shares, the circumstances under which they received them, their relationship to the issuer, the amount of shares involved, whether the sellers are in the business of underwriting securities, and finally, whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.”

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July 16, 2007

     When applying these factors to the resale transactions to be made pursuant to the registration statement as set forth in more detail below, the Company believes that the transaction is appropriately characterized as a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
How Long the Selling Stockholders have Held the Shares
     The 2004 Warrant Shares and the 2007 Warrants were issued pursuant to the Amendment and Exercise Agreement that closed on January 25, 2007. As such, the Warrant Holders have been at market risk with respect to those securities since January 25, 2007. Each Selling Stockholder has represented to us in writing that it acquired the securities for its own account and not with a view towards distributing such securities, except pursuant to sales registered or exempted under the Securities Act of 1933, as amended (the “Securities Act”). It should be noted that the Warrant Holders have been shareholders in the Company since their original investment in December 2004. The outstanding shares of our common stock acquired by the Warrant Holders in the December 2004 transaction are no longer subject to the restrictions of Rule 144. The fact that the Warrant Holders have continued to hold shares of our common stock further evidences their intent to acquire their interest in our Company for investment purposes. Because the foregoing facts indicate that the Selling Stockholders are holding the securities long-term, the Selling Stockholders do not appear to be acting in a manner consistent with that of an underwriter.
     Based on the forgoing, we respectfully submit that the Telephone Interp. D.29 factor regarding how long the Selling Stockholders have held the shares supports a finding that the transaction is a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
Circumstances under Which the Selling Stockholders Received the Shares
     Because the securities being registered for resale under the registration statement were issued in properly conducted and completed private placements, the Telephone Interp. D.29 factor regarding the circumstances under which the Selling Stockholders received the securities supports a finding that the transaction is a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
     With respect to the 2007 Warrant Shares the Division of Corporation Finance Manual of Publicly Available Telephone Interpretations, Section 3S(b) (Supplement — March 1999) states in relevant part as follows:
“In a PIPE transaction (private-investment, public-equity), the staff will not object if a company registers the resale of securities prior to their issuance if the company has completed a Section 4(2)-exempt sale of the securities (or in the case of convertible securities, of the convertible security itself) to the investor, and the investor is at market risk at the time of filing of the resale registration

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July 16, 2007

statement. The investor must be irrevocably bound to purchase a set number of securities for a set purchase price that is not based on market price or a fluctuating ratio, either at the time of effectiveness of the resale registration statement or at any subsequent date. When a company attempts to register for resale shares of common stock underlying unissued, convertible securities, the staff’s PIPEs analysis applies to the convertible security, not to the underlying common stock. There can be no conditions to closing that are within an investor’s control or that an investor can cause not to be satisfied.”
     Based on the foregoing, there are two significant criteria that must be met in order for the securities issued in a PIPE transaction to be properly registered for resale as a valid secondary offering. First, the issuance of the warrants must have been made in a transaction exempt pursuant to Section 4(2) under the Securities Act. And, second, the private placement must be “completed.” (See also, Black Box Incorporated, SEC No-Action Letter (June 26, 1990) regarding “completed” private placement transactions).
     Section 4(2)-Exempt Sale
     The securities purchased by the Selling Stockholders were issued in exempt transactions pursuant to Section 4(2) of the Securities Act, based on the safe-harbor to Section 4(2) provided by Rule 506 of Regulation D promulgated under the Securities Act. This exemption was claimed on the basis that the transactions did not involve any public offering and the Selling Stockholders are all “accredited investors” as that term is defined in Rule 501(a) of Regulation D. Appropriate investment representations were obtained from each Selling Stockholder and certificates representing the securities were issued with appropriate restrictive legends.
     “Completed” Offering
     Telephone Interp. 3S(b), as well as the Division of Corporation Finance’s position in the Black Box Incorporated No-Action Letter, make it clear that a private placement is “completed” if commitments are in place from all investors subject only to conditions outside of their control so that there is no further investment decision. The Warrant Holders became irrevocably bound to purchase a set amount of warrants for a fixed consideration upon the January 25, 2007 closing of the Amendment and Exercise Agreement between the Company and each of the Warrant Holders. On that date, the full purchase price for the 2004 Warrant Shares was paid by the Warrant Holders to the Company and the warrants contemplated by the Amendment and Exercise Agreement were issued by the Company to the Warrant Holders. The Warrant Holders were, and continue to be, at market risk as of, and at all times after, January 25, 2007, and there was no further investment decision by the Warrant Holders after January 25, 2007. Similarly, each of the Individual Investors became irrevocably bound to purchase the common stock issued to them and were at market risk upon the closing of their respective stock purchase agreements.
     Based on the foregoing, the offering of the securities was “completed” prior to the filing of the registration statement as required by Telephone Interp. 3S(b) and the Black Box

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Incorporated No-Action Letter. As such, we respectfully submit that the Telephone Interp. D.29 factor regarding the circumstances under which the Selling Stockholders received the securities supports a finding that the transaction is a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
Selling Stockholders’ Relationship with the Company
     Prior to negotiating and entering into the original December 2004 purchase agreement and the January 2007 Amendment and Exercise Agreement, the Company had no prior relationship or dealings with any of the Warrant Holders or any affiliates of the Warrant Holders. Other than the Company’s obligations under the Amendment and Exercise Agreement and related agreements, the Company has no ongoing relationship with the Warrant Holders. The Company would like to emphasize that the Warrant Holders are not affiliates of the Company because they do not hold board seats and the concentrated ownership of the Company’s common stock by Robert Gruder and T. Yates Exley prevents the Warrant Holders from exerting direct or indirect control over the Company. Similarly, the Individual Investors in the 2007 private placements did not have any prior relationship with the Company and the Company has no on-going relationship with any of these Individual Investors, other than the Company’s obligations under the respective purchase agreements.
     Based on the forgoing, the Company respectfully submits that the Telephone Interp. D.29 factor regarding the Selling Stockholders’ relationship to the Company supports a finding that the transaction is a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
The Amount of Shares Involved
     We are seeking to register 2,903,645 shares of common stock, which represents approximately 41% of the Company’s non-affiliate public float of 7,122,922 shares. The Company has not included shares held by the Warrant Holders in calculating the non-affiliated public float, because the Company is effectively controlled by two directors who hold approximately 54% of the outstanding shares, and therefore the Company is not controlled directly or indirectly by the Warrant Holders. The Company acknowledges that the amount being registered is above the guidance provided by the staff of the Division of Corporation Finance, as it represents more than 1/3 of the Company’s non-affiliate public float immediately prior to the Amendment and Exercise Agreement. However, the Company believes this is mitigated somewhat by the fact that more than half of the shares being registered are issuable only upon the exercise of the 2007 Warrants, which are currently exercisable at a fixed price that is well above the current market price for the Company’s common stock. It is unknown at this time when, if ever, the 2007 Warrants will be exercised by the Warrant Holders. Additionally, the Company notes that the shares registered pursuant to the registration statement represent less than 18% of the total outstanding shares of the Company’s common stock. The Company believes this is relevant because, due to the concentrated ownership of the Company’s common

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July 16, 2007

stock, the unaffiliated public float is disproportionately small, which hampers the Company’s ability to affect a private placement within the confines of the staff’s position described above.
     The Company also believes it is important to note that the Warrant Holders acquired the 2004 Warrants in a transaction that was separate from the Amendment and Exercise Agreement, which in turn is separate from the three private placements to the Individual Investors in March and April 2007. The shares underlying the 2004 Warrants were originally registered by the Company in a Form S-1 that was declared effective by the Commission in 2005. Upon effectiveness of the current registration statement the Company will file a post-effective amendment to deregister the 2004 Warrant Shares from the prior registration statement.
     Based on the forgoing, we respectfully submit that the Telephone Interp. D.29 factor regarding the number of shares the Company is seeking to register supports a finding that the transaction is a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
Whether the Sellers are in the Business of Underwriting Securities
     Based solely on information supplied to us by the Selling Stockholders, we do not believe that the Selling Stockholders are in the business of underwriting securities. Each of the Selling Stockholders is an investment fund or a private accredited investor that acquired the securities with a view to investment. None of the Selling Stockholders are registered with the NASD as a broker-dealer. Mr. Weicker has identified himself as an affiliate of a broker-dealer and has certified to the Company that he acquired the shares of common stock being registered for him in the ordinary course of his business, and at the time he purchased the securities, he did not have any agreements or understandings with any person to distribute those securities.
     Based on the forgoing, we respectfully submit that the Telephone Interp. D.29 factor regarding whether the Selling Stockholders are in the business of underwriting securities supports a finding that the transaction is a secondary offering and, therefore, is eligible to be made on a shelf basis under Rule 415(a)(1)(i).
Whether under all the Circumstances it Appears that the Seller is Acting as a Conduit for the Issuer
     Based upon the factors set forth above, we respectfully submit that, when considering all the circumstances, none of the Selling Stockholders should be deemed to be acting as a conduit for the Company. We again note that, with respect to the offering covered by the registration statement, each of the Selling Stockholders has represented to us in writing that (i) it acquired the securities for its own account and not with a view towards, or for resale in connection with, the public sale or distribution thereof, except pursuant to sales registered or exempted under the Securities Act, (ii) it acquired the securities in the ordinary course of its business, and (iii) at the time it acquired the securities, it did not have any agreement or understanding, directly or indirectly, with any person to distribute any of the securities. Further, while the Company

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acknowledges that the shares to be sold by the Selling Shareholders comprise a significant portion of the Company’s unaffiliated float, a majority of the shares registered in this offering will only be issued upon exercise of 2007 Warrants by the Warrant Holders. The Warrant Holders acquired the 2004 Warrants in a transaction that was separate from the Amendment and Exercise Agreement in which the Warrant Holders acquired the 2007 Warrants and both of these transactions are separate from the three private placements to the Individual Investors in March and April 2007. The Company would also note that the closing price for our shares on the OTCBB on July 13, 2007 was $1.00, which is significantly below the exercise price for the 2007 Warrants. Unlike other convertible securities that have a floating conversion rate tied to the market price, the 2007 Warrants have an exercise that is fixed and it is therefore unknown at this time when, if ever, these shares will be exercised and sold pursuant to this registration statement.
2.	We note that you issued securities in March 2007 and April 2007. In this regard, we note the disclosure in footnotes (4), (5), and (7) to the selling stockholder table on page 49. We have the following comments:
•	Please advise us as to whether the issuance of the shares in these transactions triggered the anti-dilution provisions of the warrants. In this regard, we note that the shares were issued at a price below the exercise price of the warrants. We also note the provisions of Section 3(b) of the warrant.

•	It does not appear that the April 2007 issuance has been disclosed under Item 15 in Part II. Please revise accordingly.

•	The dates of the March 2007 issuances do not appear to conform to the dates for these issuances provided under Item 15 in Part II. Please reconcile.
Response: The share issuances in March and April of 2007 did not trigger the anti-dilution provisions of the 2007 Warrant. Pursuant to the last sentence of Section 3(b) of the 2007 Warrant, the March and April 2007 issuances were not “Dilutive Issuances” and did not trigger any anti-dilution adjustments. We have revised Part II of the registration statement to reflect the sale of unregistered securities in April 2007 and the correct dates for the unregistered sales in March 2007.
Special Note Regarding. Forward-Looking Statements, page 10
3.	Refer to prior comment 3. As requested previously, delete the phrase “within the meaning of Section 27A of the Securities Act of 1933, as amended, or the Securities Act, and Section 21E of the Securities Exchange Act of 1934, as amended, or the Exchange Act.” Alternatively, state explicitly that Stinger is ineligible to rely on the sale harbor provision for forward-looking statements because it is a penny stock issuer.
Response: We have removed the language referenced in the comment.

Securities and Exchange Commission
July 16, 2007

     In connection with responding to the Staff’s comments and the filing of an amendment to the registration statement on Form S-1, the Company hereby acknowledges that: (i) it is responsible for the adequacy and accuracy of the disclosure by it in the filing; (ii) Staff comments or changes made in response to Staff comments do not foreclose the SEC from taking any action with respect to the filing; and (iii) it may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal laws of the United States. The Company will furnish a letter at the time it requests acceleration of the effective date of the registration statement containing the above acknowledgements.
     Thank you very much for your attention to this matter. We hope that our responses to your comments address the issues raised in your letter and would be happy to discuss with you any remaining questions or concerns you may have. Please contact me at (410) 580-4170 should you have any questions concerning this letter or require further information.
Sincerely,
/s/ Jason C. Harmon
Jason C. Harmon

cc:	David J. Meador, Stinger Systems, Inc.
Chris B. Edwards, DLA Piper US LLP